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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED FEBRUARY 15, 2008

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Class A, C, R and Institutional Class shares of the Fund listed below:

AIM Floating Rate Fund

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS" beginning on page H-1 of the Statement of Additional Information.

"PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS

     The following chart reflects the portfolio managers' investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds,
(ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

The following information is as of August 31, 2007:

                                  OTHER REGISTERED MUTUAL    OTHER POOLED INVESTMENT
                       DOLLAR      FUNDS MANAGED (ASSETS    VEHICLES MANAGED (ASSETS   OTHER ACCOUNTS MANAGED
                      RANGE OF          IN MILLIONS)              IN MILLIONS)          (ASSETS IN MILLIONS)
                    INVESTMENTS   -----------------------   ------------------------   ----------------------
                      IN EACH        NUMBER OF                NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER     FUND(1)         ACCOUNTS   ASSETS        ACCOUNTS    ASSETS         ACCOUNTS   ASSETS
-----------------   -----------      ---------   ------       ---------   --------       ---------   ------
                                            AIM FLOATING RATE FUND
Thomas Ewald            None            None      None             1      $  979.1           1       $479.7
Gregory Stoeckle        None            None      None            20      $7,683.9           2       $663.3

     POTENTIAL CONFLICTS OF INTEREST

               Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

- The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

- If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

----------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.


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-    With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

- Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

          AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

     DESCRIPTION OF COMPENSATION STRUCTURE

     INVESCO SENIOR SECURED MANAGEMENT, INC. (SUB-ADVISOR TO AIM FLOATING RATE
     FUND)

          Invesco Senior Secured Management, Inc. seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive, as more fully described below, a base salary, an incentive bonus opportunity, an equity compensation opportunity, a benefits package, and a relocation package if such benefit is applicable. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. Invesco Senior Secured Management, Inc. evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

- BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.

- ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees."


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